13FCONP 6/5/06

NON-PUBLIC

CONFIDENTIAL TREATMENT REQUESTED

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECD S.E.C.
AUG 15 2005
1080

# FORM 13F

## Form 13F Cover Page

[redacted]

05077016

CONFIDENTIAL TREATMENT EXPIRED

Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment [ ] Amendment Number : ______

This Amendment (Check only one): [ ] is a restatement
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: RBS Partners, L.P.
Address: 200 Greenwich Avenue
Greenwich, CT 06830

Form 13F File Number: 28-2610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PROCESSED
AUG 01 2006
THOMSON
FINANCIAL

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert Jackowitz
Title: Treasurer of ESL Investments, Inc., its General Partner
Phone: (203) 861-4600

Signature, Place, and Date of Signing:

| | | |
|---|---|---|
| (Signature) | Greenwich, CT | 8/15/05 |
| | (City, State) | (Date) |

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

CONFIDENTIAL TREATMENT REQUESTED

# FORM 13F Summary Page

Report Summary:

| | |
|---|---|
| Number of Other Included Managers: | 1 |
| Form 13F Information Table Entry Total: | 2 |
| Form 13F Information Table Value Total: | $15,959<br>( in thousands ) |

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

| No. | Form 13F File Number | Name |
|---|---|---|
| 1 | 28- | ESL Investments, Inc. |

Explanatory Note:

RBS Partners, LP ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.

# CONFIDENTIAL TREATMENT REQUESTED

FORM 13F Information Table

| Column 1: | Column 2: | Column 3: | Column 4: | Column 5: | | | Column 6 | Column 7: | Column 8: Voting Authority | | |
|---|---|---|---|---|---|---|---|---|---|---|---|
| Name of Issuer | Title of Class | CUSIP Number | Fair Market Value (x $1,000) | Shares or Principal Amount | SH/PRN | Put/Call | Investment Discretion | Other Managers | (a) Sole | (b) Shared | (c) None |
| Neiman Marcus Group - Class A | Common | 640204-20-2 | 1,454 | 15,000 | SH | | DEFINED | 1 | 15,000 | | |
| Neiman Marcus Group - Class B | Common | 640204-30-1 | 14,505 | 150,000 | SH | | DEFINED | 1 | 150,000 | | |
| | | | | | | | | | | | |
| | | | | | | | | | | | |
| COLUMN TOTALS | | Grand Total | 15,959 | | | | | | | | |